Supplemental Information On Oil And Gas Exploration And Production Activities	12 Months Ended
Dec. 31, 2012
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Supplemental Information On Oil And Gas Exploration And Production Activities
SUPPLEMENTAL INFORMATION ON OIL AND GAS EXPLORATION AND PRODUCTION ACTIVITIES
The following is historical revenue and cost information relating to the Company’s oil and gas operations located entirely in the United States:
Capitalized Costs Related to Oil and Gas Producing Activities

	2012	2011
Proven properties	$984,795,000	$897,130,000
Unproven properties	626,295,000	132,912,000
	1,611,090,000	1,030,042,000
Accumulated depreciation, depletion, amortization and impairment reserve	(661,442,000)	(571,213,000)
Net capitalized costs	$949,648,000	$458,829,000

Costs Incurred in Oil and Gas Property Acquisition and Development Activities

	2012	2011	2010
Acquisition	$513,904,000	$119,522,000	$17,627,000
Development of proved undeveloped properties	121,787,000	123,489,000	64,652,000
Exploratory	93,397,000	3,994,000	—
Recompletions	24,643,000	17,259,000	16,917,000
Capitalized asset retirement obligation	2,195,000	1,390,000	1,328,000
Total	$755,926,000	$265,654,000	$100,524,000

Results of Operations for Producing Activities
The following schedule sets forth the revenues and expenses related to the production and sale of oil and gas. The income tax expense is calculated by applying the current statutory tax rates to the revenues after deducting costs, which include depreciation, depletion and amortization allowances, after giving effect to the permanent differences. The results of operations exclude general office overhead and interest expense attributable to oil and gas production.

	2012	2011	2010
Revenues	$248,601,000	$228,953,000	$127,636,000
Production costs	(53,708,000)	(47,230,000)	(31,580,000)
Depletion	(90,230,000)	(61,965,000)	(38,600,000)
	104,663,000	119,758,000	57,456,000
Income tax expense (benefit)
Current	730,000	282,000	40,000
Deferred	25,633,000	(372,000)	—
	26,363,000	(90,000)	40,000
Results of operations from producing activities	$78,300,000	$119,848,000	$57,416,000
Depletion per barrel of oil equivalent (BOE)	$35.07	$26.56	$19.54

Oil and Gas Reserves (Unaudited)
The following table presents estimated volumes of proved developed and undeveloped oil and gas reserves as of December 31, 2012, 2011 and 2010 and changes in proved reserves during the last three years. The reserve reports use an average price equal to the unweighted arithmetic average of hydrocarbon prices received on a field-by-field basis on the first day of each month within the 12-month period ended December 31, 2012, 2011 and 2010, in accordance with guidelines of the SEC applicable to reserves estimates. Volumes for oil are stated in thousands of barrels (MBbls) and volumes for gas are stated in millions of cubic feet (MMcf). The prices used for the 2012 reserve report are $91.32 per barrel and $2.76 per MMbtu, adjusted by lease for transportation fees and regional price differentials, and for oil and gas reserves, respectively. The prices used at December 31, 2011 and 2010 for reserve report purposes are $96.19 per barrel and $4.12 per MMbtu and $76.16 per barrel and $4.38 per MMbtu, respectively.
Gulfport emphasizes that the volumes of reserves shown below are estimates which, by their nature, are subject to revision. The estimates are made using all available geological and reservoir data, as well as production performance data. These estimates are reviewed annually and revised, either upward or downward, as warranted by additional performance data.

	2012		2011		2010
	Oil	Gas	Oil	Gas	Oil	Gas
	(MBbls)	(MMcf)	(MBbls)	(MMcf)	(MBbls)	(MMcf)
Proved Reserves
Beginning of the period	16,745	15,728	19,704	16,158	17,488	14,332
Purchases in oil and gas reserves in place	—	—	2	19	3,913	3,482
Extensions and discoveries	4,880	31,265	3,940	2,091	5,574	5,303
Sales of oil and gas reserves in place	(10,604)	(11,757)	—	—	—	—
Revisions of prior reserve estimates	(382)	(357)	(4,714)	(1,662)	(5,426)	(6,171)
Current production	(2,388)	(1,108)	(2,187)	(878)	(1,845)	(788)
End of period	8,251	33,771	16,745	15,728	19,704	16,158
Proved developed reserves	5,219	18,482	7,485	6,152	7,230	6,068
Proved undeveloped reserves	3,032	15,289	9,260	9,576	12,474	10,090

The Company contributed its Permian Basin assets to Diamondback in 2012, as discussed in Note 4, resulting in a decrease of 12,564 thousand barrels of oil equivalent (MBOE) in estimated proved reserves in 2012. In addition, the Company experienced downward reserve revisions of 442 MBOE in estimated proved reserves in 2012 primarily due to a change in the drilling schedule of its Niobrara acreage. The Company also experienced downward reserve revisions in 2011. These downward revisions were primarily the result of the drilling of PUDs during the Company’s 2011 drilling program and ethane takeaway issues in the Permian Basin. The Company experienced downward reserve revisions in estimated proved reserves in 2010. These downward revisions were primarily the result of the five-year schedule for proved undeveloped reserves from the SEC’s “Modernization of Oil and Gas Reporting” Final Rule.
Discounted Future Net Cash Flows (Unaudited)
The following tables present the estimated future cash flows, and changes therein, from Gulfport’s proven oil and gas reserves as of December 31, 2012, 2011 and 2010 using an unweighted average first-of-the-month price for the period January through December for 2012, 2011 and 2010.
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves (Unaudited)

	Year ended December 31,
	2012	2011	2010
Future cash flows	$954,833,000	$1,594,050,000	$1,479,295,000
Future development and abandonment costs	(159,113,000)	(306,810,000)	(301,651,000)
Future production costs	(147,024,000)	(295,383,000)	(305,814,000)
Future production taxes	(89,175,000)	(124,739,000)	(136,323,000)
Future income taxes	(114,867,000)	(229,649,000)	(159,171,000)
Future net cash flows	444,654,000	637,469,000	576,336,000
10% discount to reflect timing of cash flows	(96,013,000)	(260,788,000)	(260,849,000)
Standardized measure of discounted future net cash flows	$348,641,000	$376,681,000	$315,487,000

In order to develop its proved undeveloped reserves according to the drilling schedule used by the engineers in Gulfport’s reserve report, the Company will need to spend $82,772,000, $16,416,000 and $4,335,000 during years 2013, 2014 and 2015, respectively.
Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves (Unaudited)

	Year ended December 31,
	2012	2011	2010
Sales and transfers of oil and gas produced, net of production costs	$(194,893,000)	$(181,723,000)	$(96,056,000)
Net changes in prices, production costs, and development costs	108,941,000	136,071,000	122,147,000
Acquisition of oil and gas reserves in place	—	72,000	63,043,000
Extensions and discoveries	151,654,000	107,110,000	88,227,000
Revisions of previous quantity estimates, less related production costs	(10,504,000)	(112,553,000)	(89,155,000)
Sales of reserves in place	(214,867,000)	—	—
Accretion of discount	37,668,000	31,549,000	24,077,000
Net changes in income taxes	25,585,000	(36,674,000)	(54,879,000)
Change in production rates and other	68,376,000	117,342,000	17,309,000
Total change in standardized measure of discounted future net cash flows	$(28,040,000)	$61,194,000	$74,713,000